American Funds Target Date Retirement Series®
American Funds® 2065
Target Date Retirement Fund
Investment portfolio
July 31, 2023
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	2,789,268	$159,351
SMALLCAP World Fund, Inc., Class R-6	2,356,564	159,351
AMCAP Fund, Class R-6	2,946,265	111,546
The Growth Fund of America, Class R-6	1,754,965	111,546
The New Economy Fund, Class R-6	1,486,759	79,675
New World Fund, Inc., Class R-6	826,938	63,740
EuroPacific Growth Fund, Class R-6	564,774	31,870
		717,079
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	2,421,746	143,416
Fundamental Investors, Class R-6	2,039,184	143,416
Washington Mutual Investors Fund, Class R-6	2,280,921	127,481
The Investment Company of America, Class R-6	2,269,032	111,545
American Mutual Fund, Class R-6	1,562,876	79,675
		605,533
Balanced funds 12%
American Balanced Fund, Class R-6	3,067,389	95,611
American Funds Global Balanced Fund, Class R-6	2,710,049	95,610
		191,221
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	6,623,062	79,676
Total investment securities 100% (cost: $1,541,977,000)		1,593,509
Other assets less liabilities 0%		(287)
Net assets 100%		$1,593,222
American Funds Target Date Retirement Series — Page 1 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$77,006	$61,667	$1,025	$(35)	$21,738	$159,351	$990	$2,723
SMALLCAP World Fund, Inc., Class R-6	77,033	63,159	620	(23)	19,802	159,351	285	—
AMCAP Fund, Class R-6	53,902	40,052	413	(16)	18,021	111,546	565	—
The Growth Fund of America, Class R-6	53,902	40,427	560	(21)	17,798	111,546	414	2,133
The New Economy Fund, Class R-6	38,499	28,852	326	(12)	12,662	79,675	137	—
New World Fund, Inc., Class R-6	30,819	24,006	214	(9)	9,138	63,740	458	—
EuroPacific Growth Fund, Class R-6	15,396	12,389	196	(8)	4,289	31,870	355	—
						717,079
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	69,170	55,562	592	(27)	19,303	143,416	1,886	—
Fundamental Investors, Class R-6	69,169	57,169	554	(24)	17,656	143,416	1,401	2,276
Washington Mutual Investors Fund, Class R-6	61,844	57,962	188	(7)	7,870	127,481	1,494	3,713
The Investment Company of America, Class R-6	53,765	42,949	319	(12)	15,162	111,545	1,004	1,893
American Mutual Fund, Class R-6	38,699	37,999	60	(2)	3,039	79,675	984	1,204
						605,533
Balanced funds 12%
American Balanced Fund, Class R-6	46,204	42,625	145	(6)	6,933	95,611	992	—
American Funds Global Balanced Fund, Class R-6	46,204	41,539	302	(12)	8,181	95,610	1,029	—
						191,221
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,535	42,366	344	(60)	(821)	79,676	1,494	—
Total 100%				$(274)	$180,771	$1,593,509	$13,488	$13,942

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 2 of 25

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	13,850,944	$936,601
New Perspective Fund, Class R-6	16,390,431	936,385
The Growth Fund of America, Class R-6	10,335,536	656,927
AMCAP Fund, Class R-6	17,310,899	655,391
The New Economy Fund, Class R-6	8,732,821	467,992
New World Fund, Inc., Class R-6	4,856,186	374,315
EuroPacific Growth Fund, Class R-6	3,316,505	187,150
		4,214,761
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	14,234,198	842,949
Fundamental Investors, Class R-6	11,985,628	842,949
Washington Mutual Investors Fund, Class R-6	13,406,411	749,284
The Investment Company of America, Class R-6	13,336,440	655,620
American Mutual Fund, Class R-6	9,186,036	468,304
		3,559,106
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	15,927,284	561,914
American Balanced Fund, Class R-6	18,027,296	561,911
		1,123,825
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,969,036	468,798
Total investment securities 100% (cost: $8,774,182,000)		9,366,490
Other assets less liabilities 0%		(1,288)
Net assets 100%		$9,365,202
American Funds Target Date Retirement Series — Page 3 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$628,321	$177,195	$1,822	$(882)	$133,789	$936,601	$2,191	$—
New Perspective Fund, Class R-6	624,585	168,328	—	—	143,472	936,385	7,606	20,920
The Growth Fund of America, Class R-6	437,002	109,589	1,729	(879)	112,944	656,927	3,174	16,350
AMCAP Fund, Class R-6	437,003	101,352	1,578	(37)	118,651	655,391	3,489	—
The New Economy Fund, Class R-6	311,947	73,191	461	(196)	83,511	467,992	1,054	—
New World Fund, Inc., Class R-6	249,589	61,981	—	—	62,745	374,315	3,528	—
EuroPacific Growth Fund, Class R-6	124,357	32,561	199	(2)	30,433	187,150	2,601	—
						4,214,761
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	558,013	154,090	1,027	(241)	132,114	842,949	12,815	—
Fundamental Investors, Class R-6	563,250	166,881	1,916	(501)	115,235	842,949	9,811	15,633
Washington Mutual Investors Fund, Class R-6	505,955	195,640	2,173	(305)	50,167	749,284	10,347	24,377
The Investment Company of America, Class R-6	435,940	124,114	1,755	(380)	97,701	655,620	6,816	14,619
American Mutual Fund, Class R-6	315,780	135,270	959	(64)	18,277	468,304	6,737	9,258
						3,559,106
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	374,701	131,474	1,614	(334)	57,687	561,914	6,806	—
American Balanced Fund, Class R-6	374,692	142,312	1,361	(223)	46,491	561,911	6,884	—
						1,123,825
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	311,623	162,368	2,198	(43)	(2,952)	468,798	9,922	—
Total 100%				$(4,087)	$1,200,265	$9,366,490	$93,781	$101,157

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 25

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	23,128,067	$1,563,920
New Perspective Fund, Class R-6	27,362,765	1,563,235
The Growth Fund of America, Class R-6	18,956,991	1,204,906
AMCAP Fund, Class R-6	31,225,774	1,182,208
The New Economy Fund, Class R-6	15,742,773	843,655
New World Fund, Inc., Class R-6	8,758,385	675,096
EuroPacific Growth Fund, Class R-6	5,946,968	335,587
American Funds Global Insight Fund, Class R-6	11,951,122	250,974
		7,619,581
Growth-and-income funds 38%
Fundamental Investors, Class R-6	21,637,077	1,521,736
Capital World Growth and Income Fund, Class R-6	25,654,277	1,519,246
Washington Mutual Investors Fund, Class R-6	24,272,530	1,356,592
The Investment Company of America, Class R-6	21,564,870	1,060,129
American Mutual Fund, Class R-6	19,156,738	976,610
		6,434,313
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	28,796,604	1,015,945
American Balanced Fund, Class R-6	32,593,653	1,015,944
		2,031,889
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	70,375,739	846,620
Total investment securities 100% (cost: $15,476,627,000)		16,932,403
Other assets less liabilities 0%		(2,308)
Net assets 100%		$16,930,095
American Funds Target Date Retirement Series — Page 5 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$1,147,724	$187,296	$2,095	$(840)	$231,835	$1,563,920	$3,949	$—
New Perspective Fund, Class R-6	1,138,938	175,489	317	(130)	249,255	1,563,235	13,691	37,656
The Growth Fund of America, Class R-6	847,611	153,079	1,930	(986)	207,132	1,204,906	6,076	31,296
AMCAP Fund, Class R-6	847,552	116,121	1,109	(24)	219,668	1,182,208	6,368	—
The New Economy Fund, Class R-6	604,839	84,843	327	(13)	154,313	843,655	2,017	—
New World Fund, Inc., Class R-6	484,183	80,183	6,617	(22)	117,369	675,096	6,844	—
EuroPacific Growth Fund, Class R-6	240,694	42,038	4,303	(205)	57,363	335,587	4,957	—
American Funds Global Insight Fund, Class R-6	143,955	74,442	—	—	32,577	250,974	2,220	—
						7,619,581
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,094,851	219,120	4,642	(1,083)	213,490	1,521,736	18,449	29,282
Capital World Growth and Income Fund, Class R-6	1,083,652	191,617	2,942	(90)	247,009	1,519,246	23,982	—
Washington Mutual Investors Fund, Class R-6	984,118	285,675	5,011	(562)	92,372	1,356,592	19,388	45,122
The Investment Company of America, Class R-6	781,782	120,272	3,733	(645)	162,453	1,060,129	11,545	25,600
American Mutual Fund, Class R-6	688,958	252,150	2,616	(173)	38,291	976,610	14,241	19,857
						6,434,313
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	724,559	189,801	6,430	(516)	108,531	1,015,945	12,654	—
American Balanced Fund, Class R-6	724,707	205,383	187	(23)	86,064	1,015,944	12,923	—
						2,031,889
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	600,483	256,837	6,417	(82)	(4,201)	846,620	18,424	—
Total 100%				$(5,394)	$2,213,521	$16,932,403	$177,728	$188,813

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 25

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	39,630,740	$2,264,104
SMALLCAP World Fund, Inc., Class R-6	30,712,090	2,076,752
The Growth Fund of America, Class R-6	28,776,752	1,829,050
AMCAP Fund, Class R-6	46,841,519	1,773,420
The New Economy Fund, Class R-6	20,230,341	1,084,144
New World Fund, Inc., Class R-6	10,541,968	812,575
American Funds Global Insight Fund, Class R-6	32,350,781	679,366
EuroPacific Growth Fund, Class R-6	8,734,097	492,865
		11,012,276
Growth-and-income funds 37%
Fundamental Investors, Class R-6	29,780,845	2,094,487
Capital World Growth and Income Fund, Class R-6	35,055,520	2,075,988
Washington Mutual Investors Fund, Class R-6	36,204,527	2,023,471
American Mutual Fund, Class R-6	33,523,873	1,709,047
The Investment Company of America, Class R-6	27,327,803	1,343,435
		9,246,428
Equity-income funds 3%
The Income Fund of America, Class R-6	16,220,250	377,283
Capital Income Builder, Class R-6	5,746,758	377,275
		754,558
Balanced funds 12%
American Balanced Fund, Class R-6	54,725,491	1,705,793
American Funds Global Balanced Fund, Class R-6	37,591,746	1,326,237
		3,032,030
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	104,734,820	1,259,960
Total investment securities 100% (cost: $22,625,960,000)		25,305,252
Other assets less liabilities 0%		(3,579)
Net assets 100%		$25,301,673
American Funds Target Date Retirement Series — Page 7 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,703,770	$194,592	$—	$—	$365,742	$2,264,104	$20,445	$56,233
SMALLCAP World Fund, Inc., Class R-6	1,607,001	173,945	18,301	(9,483)	323,590	2,076,752	5,488	—
The Growth Fund of America, Class R-6	1,324,090	193,600	1,601	(576)	313,537	1,829,050	9,440	48,625
AMCAP Fund, Class R-6	1,324,294	114,149	—	—	334,977	1,773,420	9,655	—
The New Economy Fund, Class R-6	830,163	50,245	—	—	203,736	1,084,144	2,754	—
New World Fund, Inc., Class R-6	642,555	31,888	11,674	(1,004)	150,810	812,575	9,083	—
American Funds Global Insight Fund, Class R-6	490,640	88,789	1,021	(20)	100,978	679,366	7,566	—
EuroPacific Growth Fund, Class R-6	374,622	38,255	7,289	(393)	87,670	492,865	7,637	—
						11,012,276
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,588,110	207,121	—	—	299,256	2,094,487	26,201	41,446
Capital World Growth and Income Fund, Class R-6	1,563,608	163,825	—	—	348,555	2,075,988	33,918	—
Washington Mutual Investors Fund, Class R-6	1,582,129	312,415	10,427	(1,272)	140,626	2,023,471	29,988	69,166
American Mutual Fund, Class R-6	1,313,341	341,932	13,469	(306)	67,549	1,709,047	25,926	37,306
The Investment Company of America, Class R-6	1,010,488	125,402	—	—	207,545	1,343,435	14,826	32,879
						9,246,428
Equity-income funds 3%
The Income Fund of America, Class R-6	223,553	148,294	2,040	(263)	7,739	377,283	7,948	8,289
Capital Income Builder, Class R-6	222,945	134,138	2,396	(233)	22,821	377,275	8,230	—
						754,558
Balanced funds 12%
American Balanced Fund, Class R-6	1,244,633	317,534	2,246	(272)	146,144	1,705,793	21,965	—
American Funds Global Balanced Fund, Class R-6	1,016,300	173,325	11,452	(1,683)	149,747	1,326,237	17,173	—
						3,032,030
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	931,805	350,481	16,895	(797)	(4,634)	1,259,960	28,059	—
Total 100%				$(16,302)	$3,266,388	$25,305,252	$286,302	$293,944

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 25

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	37,530,407	$2,144,112
The Growth Fund of America, Class R-6	32,688,697	2,077,694
SMALLCAP World Fund, Inc., Class R-6	30,506,140	2,062,825
AMCAP Fund, Class R-6	53,281,002	2,017,219
The New Economy Fund, Class R-6	21,370,817	1,145,262
American Funds Global Insight Fund, Class R-6	49,974,011	1,049,454
New World Fund, Inc., Class R-6	10,898,220	840,035
EuroPacific Growth Fund, Class R-6	9,801,884	553,120
		11,889,721
Growth-and-income funds 34%
Fundamental Investors, Class R-6	32,661,305	2,297,070
Capital World Growth and Income Fund, Class R-6	38,419,509	2,275,203
Washington Mutual Investors Fund, Class R-6	37,053,113	2,070,899
American Mutual Fund, Class R-6	39,285,916	2,002,796
The Investment Company of America, Class R-6	25,242,972	1,240,944
		9,886,912
Equity-income funds 6%
The Income Fund of America, Class R-6	42,858,056	996,879
Capital Income Builder, Class R-6	11,914,886	782,212
		1,779,091
Balanced funds 13%
American Balanced Fund, Class R-6	70,983,219	2,212,547
American Funds Global Balanced Fund, Class R-6	40,407,813	1,425,587
		3,638,134
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	118,355,763	1,423,820
Total investment securities 100% (cost: $25,432,445,000)		28,617,678
Other assets less liabilities 0%		(4,090)
Net assets 100%		$28,613,588
American Funds Target Date Retirement Series — Page 9 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$1,704,745	$91,424	$7,616	$(1,731)	$357,290	$2,144,112	$20,457	$56,266
The Growth Fund of America, Class R-6	1,529,458	199,498	7,465	(1,230)	357,433	2,077,694	10,848	55,879
SMALLCAP World Fund, Inc., Class R-6	1,627,934	136,126	16,288	(7,564)	322,617	2,062,825	5,549	—
AMCAP Fund, Class R-6	1,529,458	106,787	1,381	(30)	382,385	2,017,219	10,982	—
The New Economy Fund, Class R-6	872,131	58,669	—	—	214,462	1,145,262	2,869	—
American Funds Global Insight Fund, Class R-6	784,576	113,830	7,758	(152)	158,958	1,049,454	12,099	—
New World Fund, Inc., Class R-6	653,603	48,592	15,297	(2,412)	155,549	840,035	9,239	—
EuroPacific Growth Fund, Class R-6	433,832	32,360	12,722	(2,324)	101,974	553,120	8,787	—
						11,889,721
Growth-and-income funds 34%
Fundamental Investors, Class R-6	1,688,343	282,547	—	—	326,180	2,297,070	28,213	44,598
Capital World Growth and Income Fund, Class R-6	1,662,194	236,959	—	—	376,050	2,275,203	36,723	—
Washington Mutual Investors Fund, Class R-6	1,753,464	197,647	25,831	(3,157)	148,776	2,070,899	32,159	73,336
American Mutual Fund, Class R-6	1,654,330	284,258	14,942	(339)	79,489	2,002,796	31,611	46,993
The Investment Company of America, Class R-6	946,834	102,291	—	—	191,819	1,240,944	13,729	30,464
						9,886,912
Equity-income funds 6%
The Income Fund of America, Class R-6	696,826	288,276	8,236	(1,083)	21,096	996,879	23,156	25,384
Capital Income Builder, Class R-6	563,244	174,310	7,900	(841)	53,399	782,212	19,431	—
						1,779,091
Balanced funds 13%
American Balanced Fund, Class R-6	1,654,782	371,229	5,337	(872)	192,745	2,212,547	28,909	—
American Funds Global Balanced Fund, Class R-6	1,082,234	199,214	14,099	(1,681)	159,919	1,425,587	18,329	—
						3,638,134
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,072,905	372,199	15,657	(464)	(5,163)	1,423,820	31,981	—
Total 100%				$(23,880)	$3,594,978	$28,617,678	$345,071	$332,920

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 25

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	39,945,961	$2,538,965
AMCAP Fund, Class R-6	65,383,820	2,475,431
New Perspective Fund, Class R-6	42,054,764	2,402,589
SMALLCAP World Fund, Inc., Class R-6	32,014,396	2,164,814
The New Economy Fund, Class R-6	26,069,735	1,397,077
American Funds Global Insight Fund, Class R-6	62,919,219	1,321,304
New World Fund, Inc., Class R-6	10,374,300	799,651
EuroPacific Growth Fund, Class R-6	4,538,196	256,090
		13,355,921
Growth-and-income funds 33%
Fundamental Investors, Class R-6	36,643,185	2,577,115
Capital World Growth and Income Fund, Class R-6	42,516,922	2,517,852
American Mutual Fund, Class R-6	47,460,116	2,419,517
Washington Mutual Investors Fund, Class R-6	39,081,391	2,184,259
The Investment Company of America, Class R-6	28,832,183	1,417,390
International Growth and Income Fund, Class R-6	13,632,644	485,050
		11,601,183
Equity-income funds 7%
The Income Fund of America, Class R-6	59,388,751	1,381,382
Capital Income Builder, Class R-6	15,724,719	1,032,328
		2,413,710
Balanced funds 13%
American Balanced Fund, Class R-6	89,105,343	2,777,414
American Funds Global Balanced Fund, Class R-6	49,045,391	1,730,321
		4,507,735
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	144,424,476	1,737,426
American Funds Inflation Linked Bond Fund, Class R-6	84,883,291	773,287
American Funds Multi-Sector Income Fund, Class R-6	56,719,360	515,579
		3,026,292
Total investment securities 100% (cost: $30,752,387,000)		34,904,841
Other assets less liabilities 0%		(4,054)
Net assets 100%		$34,900,787
American Funds Target Date Retirement Series — Page 11 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$1,896,655	$220,145	$15,395	$(3,332)	$440,892	$2,538,965	$13,427	$69,162
AMCAP Fund, Class R-6	1,899,938	105,041	—	—	470,452	2,475,431	13,476	—
New Perspective Fund, Class R-6	1,895,390	110,035	—	—	397,164	2,402,589	22,745	62,558
SMALLCAP World Fund, Inc., Class R-6	1,751,840	93,015	12,872	(5,767)	338,598	2,164,814	5,955	—
The New Economy Fund, Class R-6	1,077,403	56,638	—	—	263,036	1,397,077	3,544	—
American Funds Global Insight Fund, Class R-6	1,091,409	16,830	1,143	(22)	214,230	1,321,304	16,831	—
New World Fund, Inc., Class R-6	643,738	9,100	2,427	(829)	150,069	799,651	9,100	—
EuroPacific Growth Fund, Class R-6	237,941	4,678	38,319	3,335	48,455	256,090	4,677	—
						13,355,921
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,054,721	150,294	495	(157)	372,752	2,577,115	33,024	52,133
Capital World Growth and Income Fund, Class R-6	2,029,094	102,902	51,528	(10,997)	448,381	2,517,852	42,563	—
American Mutual Fund, Class R-6	1,943,236	380,221	—	—	96,060	2,419,517	38,126	55,199
Washington Mutual Investors Fund, Class R-6	1,796,087	251,792	16,394	(1,207)	153,981	2,184,259	33,636	76,808
The Investment Company of America, Class R-6	1,096,514	101,244	—	—	219,632	1,417,390	15,722	35,280
International Growth and Income Fund, Class R-6	296,549	110,596	—	—	77,905	485,050	8,736	3,835
						11,601,183
Equity-income funds 7%
The Income Fund of America, Class R-6	1,094,098	260,826	2,014	(39)	28,511	1,381,382	34,576	39,190
Capital Income Builder, Class R-6	816,592	152,149	10,094	(606)	74,287	1,032,328	27,188	—
						2,413,710
Balanced funds 13%
American Balanced Fund, Class R-6	2,174,152	357,217	—	—	246,045	2,777,414	37,301	—
American Funds Global Balanced Fund, Class R-6	1,348,557	194,460	7,980	(1,934)	197,218	1,730,321	22,476	—
						4,507,735
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	1,355,199	405,771	17,265	(634)	(5,645)	1,737,426	39,478	—
American Funds Inflation Linked Bond Fund, Class R-6	481,531	324,961	2,119	(428)	(30,658)	773,287	31,982	—
American Funds Multi-Sector Income Fund, Class R-6	317,731	184,015	—	—	13,833	515,579	18,453	—
						3,026,292
Total 100%				$(22,617)	$4,215,198	$34,904,841	$473,016	$394,165

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 25

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 29%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,658,890	$2,584,279
AMCAP Fund, Class R-6	65,713,105	2,487,898
SMALLCAP World Fund, Inc., Class R-6	26,653,840	1,802,333
New Perspective Fund, Class R-6	31,369,571	1,792,143
American Funds Global Insight Fund, Class R-6	71,655,459	1,504,765
The New Economy Fund, Class R-6	11,880,439	636,673
New World Fund, Inc., Class R-6	4,321,860	333,129
		11,141,220
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	45,494,294	2,694,172
American Mutual Fund, Class R-6	51,170,811	2,608,688
Fundamental Investors, Class R-6	35,540,113	2,499,536
Washington Mutual Investors Fund, Class R-6	36,793,640	2,056,396
The Investment Company of America, Class R-6	32,105,303	1,578,297
International Growth and Income Fund, Class R-6	20,939,297	745,020
		12,182,109
Equity-income funds 7%
The Income Fund of America, Class R-6	62,619,813	1,456,537
Capital Income Builder, Class R-6	20,421,943	1,340,700
		2,797,237
Balanced funds 13%
American Balanced Fund, Class R-6	95,758,589	2,984,796
American Funds Global Balanced Fund, Class R-6	51,867,388	1,829,882
		4,814,678
Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	156,746,991	1,885,666
American Funds Inflation Linked Bond Fund, Class R-6	185,355,391	1,688,588
American Funds Mortgage Fund, Class R-6	158,225,515	1,400,296
American Funds Multi-Sector Income Fund, Class R-6	111,697,036	1,015,326
Intermediate Bond Fund of America, Class R-6	66,348,965	817,419
American Funds Strategic Bond Fund, Class R-6	56,619,082	524,859
Capital World Bond Fund, Class R-6	32,237,166	524,821
		7,856,975
Total investment securities 100% (cost: $34,902,023,000)		38,792,219
Other assets less liabilities 0%		(5,450)
Net assets 100%		$38,786,769
American Funds Target Date Retirement Series — Page 13 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29%
The Growth Fund of America, Class R-6	$1,968,347	$171,212	$—	$—	$444,720	$2,584,279	$13,439	$69,227
AMCAP Fund, Class R-6	1,975,490	38,752	—	—	473,656	2,487,898	13,544	—
SMALLCAP World Fund, Inc., Class R-6	1,517,749	5,160	—	—	279,424	1,802,333	5,159	—
New Perspective Fund, Class R-6	1,460,415	65,726	32,462	(9,025)	307,489	1,792,143	17,525	48,201
American Funds Global Insight Fund, Class R-6	1,241,721	19,148	—	—	243,896	1,504,765	19,148	—
The New Economy Fund, Class R-6	539,327	1,748	28,147	(7,783)	131,528	636,673	1,748	—
New World Fund, Inc., Class R-6	267,296	3,778	—	—	62,055	333,129	3,778	—
						11,141,220
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	2,180,047	89,695	45,803	(8,677)	478,910	2,694,172	45,567	—
American Mutual Fund, Class R-6	2,220,564	283,163	—	—	104,961	2,608,688	42,858	63,077
Fundamental Investors, Class R-6	2,034,605	109,327	7,337	(2,253)	365,194	2,499,536	32,400	51,144
Washington Mutual Investors Fund, Class R-6	1,737,236	196,602	23,372	(1,900)	147,830	2,056,396	32,087	72,976
The Investment Company of America, Class R-6	1,253,432	78,654	—	—	246,211	1,578,297	17,654	40,329
International Growth and Income Fund, Class R-6	607,722	22,893	31,743	(6,402)	152,550	745,020	15,033	7,859
						12,182,109
Equity-income funds 7%
The Income Fund of America, Class R-6	1,238,783	186,490	—	—	31,264	1,456,537	38,245	44,372
Capital Income Builder, Class R-6	1,107,037	134,074	—	—	99,589	1,340,700	36,508	—
						2,797,237
Balanced funds 13%
American Balanced Fund, Class R-6	2,476,652	234,036	—	—	274,108	2,984,796	41,519	—
American Funds Global Balanced Fund, Class R-6	1,530,205	81,438	—	—	218,239	1,829,882	24,691	—
						4,814,678
Fixed income funds 20%
U.S. Government Securities Fund, Class R-6	1,529,869	361,811	—	—	(6,014)	1,885,666	44,060	—
American Funds Inflation Linked Bond Fund, Class R-6	1,284,802	483,446	—	—	(79,660)	1,688,588	85,175	—
American Funds Mortgage Fund, Class R-6	907,761	492,412	—	—	123	1,400,296	34,604	—
American Funds Multi-Sector Income Fund, Class R-6	787,183	196,227	—	—	31,916	1,015,326	41,315	—
Intermediate Bond Fund of America, Class R-6	534,572	283,620	—	—	(773)	817,419	17,381	—
American Funds Strategic Bond Fund, Class R-6[2]	348,018	188,573	208	—	(11,524)	524,859	19,390	—
Capital World Bond Fund, Class R-6[2]	348,018	154,598	6,475	1,951	26,729	524,821	2,547	—
						7,856,975
Total 100%				$(34,089)	$4,022,421	$38,792,219	$645,375	$397,185

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 14 of 25

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6	70,633,554	$2,674,186
The Growth Fund of America, Class R-6	33,639,678	2,138,138
American Funds Global Insight Fund, Class R-6	69,500,710	1,459,515
SMALLCAP World Fund, Inc., Class R-6	17,428,925	1,178,544
New Perspective Fund, Class R-6	18,614,607	1,063,453
		8,513,836
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	51,263,465	3,035,822
American Mutual Fund, Class R-6	56,306,826	2,870,522
Washington Mutual Investors Fund, Class R-6	37,748,399	2,109,758
Fundamental Investors, Class R-6	26,626,574	1,872,647
The Investment Company of America, Class R-6	31,342,217	1,540,784
International Growth and Income Fund, Class R-6	24,421,192	868,906
		12,298,439
Equity-income funds 7%
The Income Fund of America, Class R-6	69,266,447	1,611,137
Capital Income Builder, Class R-6	24,515,669	1,609,454
		3,220,591
Balanced funds 13%
American Balanced Fund, Class R-6	106,922,550	3,332,777
American Funds Global Balanced Fund, Class R-6	57,979,155	2,045,504
		5,378,281
Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	255,938,220	2,331,597
The Bond Fund of America, Class R-6	188,037,664	2,124,825
American Funds Mortgage Fund, Class R-6	227,942,415	2,017,290
U.S. Government Securities Fund, Class R-6	167,626,826	2,016,551
Intermediate Bond Fund of America, Class R-6	146,529,274	1,805,241
American Funds Multi-Sector Income Fund, Class R-6	133,410,193	1,212,699
Capital World Bond Fund, Class R-6	48,377,418	787,584
American Funds Strategic Bond Fund, Class R-6	82,928,883	768,751
		13,064,538
Total investment securities 100% (cost: $39,440,908,000)		42,475,685
Other assets less liabilities 0%		(6,378)
Net assets 100%		$42,469,307
American Funds Target Date Retirement Series — Page 15 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6	$2,134,024	$30,861	$—	$—	$509,301	$2,674,186	$14,559	$—
The Growth Fund of America, Class R-6	1,718,681	105,101	58,924	(13,735)	387,015	2,138,138	11,623	59,869
American Funds Global Insight Fund, Class R-6	1,231,370	18,989	30,356	(2,543)	242,055	1,459,515	18,989	—
SMALLCAP World Fund, Inc., Class R-6	1,028,293	3,495	39,467	(18,069)	204,292	1,178,544	3,495	—
New Perspective Fund, Class R-6	849,143	38,217	—	—	176,093	1,063,453	10,190	28,026
						8,513,836
Growth-and-income funds 29%
Capital World Growth and Income Fund, Class R-6	2,511,401	51,839	61,181	(12,788)	546,551	3,035,822	51,839	—
American Mutual Fund, Class R-6	2,548,210	207,106	546	(2)	115,754	2,870,522	47,968	72,369
Washington Mutual Investors Fund, Class R-6	1,836,272	132,531	8,152	(889)	149,996	2,109,758	33,386	75,645
Fundamental Investors, Class R-6	1,552,410	63,266	15,211	(2,600)	274,782	1,872,647	24,557	38,708
The Investment Company of America, Class R-6	1,242,796	57,372	—	—	240,616	1,540,784	17,384	39,987
International Growth and Income Fund, Class R-6	695,014	26,448	21,447	(6,644)	175,535	868,906	17,461	8,988
						12,298,439
Equity-income funds 7%
The Income Fund of America, Class R-6	1,432,570	144,271	—	—	34,296	1,611,137	43,567	51,313
Capital Income Builder, Class R-6	1,422,896	62,029	—	—	124,529	1,609,454	45,849	—
						3,220,591
Balanced funds 13%
American Balanced Fund, Class R-6	2,851,343	169,504	—	—	311,930	3,332,777	47,151	—
American Funds Global Balanced Fund, Class R-6	1,762,993	33,869	—	—	248,642	2,045,504	28,040	—
						5,378,281
Fixed income funds 31%
American Funds Inflation Linked Bond Fund, Class R-6	1,954,045	496,304	2,578	(283)	(115,891)	2,331,597	127,201	—
The Bond Fund of America, Class R-6	1,451,556	655,444	—	—	17,825	2,124,825	49,089	—
American Funds Mortgage Fund, Class R-6	1,732,996	274,577	2,929	(360)	13,006	2,017,290	57,862	—
U.S. Government Securities Fund, Class R-6	1,734,226	290,831	3,752	(325)	(4,429)	2,016,551	48,923	—
Intermediate Bond Fund of America, Class R-6	1,451,530	350,332	—	—	3,379	1,805,241	42,399	—
American Funds Multi-Sector Income Fund, Class R-6	1,051,361	118,794	—	—	42,544	1,212,699	52,173	—
Capital World Bond Fund, Class R-6[2]	690,597	52,269	14,188	4,882	54,024	787,584	1,368	—
American Funds Strategic Bond Fund, Class R-6[2]	680,522	103,542	396	—	(14,917)	768,751	34,683	—
						13,064,538
Total 100%				$(53,356)	$3,736,928	$42,475,685	$829,756	$374,905

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 16 of 25

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
AMCAP Fund, Class R-6	35,396,031	$1,340,094
American Funds Global Insight Fund, Class R-6	49,503,880	1,039,581
The Growth Fund of America, Class R-6	7,071,775	449,482
SMALLCAP World Fund, Inc., Class R-6	3,805,540	257,331
New Perspective Fund, Class R-6	4,458,875	254,735
		3,341,223
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	35,912,271	2,126,725
American Mutual Fund, Class R-6	40,448,372	2,062,058
Washington Mutual Investors Fund, Class R-6	30,210,350	1,688,457
The Investment Company of America, Class R-6	21,857,067	1,074,493
Fundamental Investors, Class R-6	15,274,523	1,074,257
International Growth and Income Fund, Class R-6	13,967,073	496,948
		8,522,938
Equity-income funds 11%
The Income Fund of America, Class R-6	88,448,620	2,057,315
Capital Income Builder, Class R-6	22,664,841	1,487,947
		3,545,262
Balanced funds 13%
American Balanced Fund, Class R-6	84,638,032	2,638,167
American Funds Global Balanced Fund, Class R-6	42,532,042	1,500,531
		4,138,698
Fixed income funds 40%
The Bond Fund of America, Class R-6	211,744,563	2,392,714
American Funds Inflation Linked Bond Fund, Class R-6	252,652,331	2,301,663
Intermediate Bond Fund of America, Class R-6	141,501,263	1,743,296
American Funds Mortgage Fund, Class R-6	196,853,772	1,742,156
U.S. Government Securities Fund, Class R-6	124,492,503	1,497,645
American Funds Multi-Sector Income Fund, Class R-6	125,144,912	1,137,567
American Funds Strategic Bond Fund, Class R-6	83,746,227	776,327
American High-Income Trust, Class R-6	67,979,808	628,133
Capital World Bond Fund, Class R-6	37,854,065	616,264
		12,835,765
Total investment securities 100% (cost: $30,509,602,000)		32,383,886
Other assets less liabilities 0%		(4,571)
Net assets 100%		$32,379,315
American Funds Target Date Retirement Series — Page 17 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
AMCAP Fund, Class R-6	$1,250,541	$7,516	$195,197	$(41,881)	$319,115	$1,340,094	$7,516	$—
American Funds Global Insight Fund, Class R-6	880,241	13,574	24,765	(2,440)	172,971	1,039,581	13,574	—
The Growth Fund of America, Class R-6	491,926	20,463	145,867	30,135	52,825	449,482	3,327	17,136
SMALLCAP World Fund, Inc., Class R-6	257,505	875	44,363	(20,590)	63,904	257,331	875	—
New Perspective Fund, Class R-6	255,374	11,493	57,871	16,171	29,568	254,735	3,064	8,429
						3,341,223
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	1,897,791	38,132	203,122	(27,459)	421,383	2,126,725	38,132	—
American Mutual Fund, Class R-6	1,924,626	89,706	32,202	346	79,582	2,062,058	35,347	54,360
Washington Mutual Investors Fund, Class R-6	1,514,447	88,217	33,347	(1,104)	120,244	1,688,457	27,132	61,084
The Investment Company of America, Class R-6	890,883	41,116	28,404	(2,081)	172,979	1,074,493	12,453	28,664
Fundamental Investors, Class R-6	891,864	36,505	11,458	(604)	157,950	1,074,257	14,172	22,332
International Growth and Income Fund, Class R-6	413,533	15,351	30,321	(5,381)	103,766	496,948	10,051	5,300
						8,522,938
Equity-income funds 11%
The Income Fund of America, Class R-6	1,850,643	162,505	—	—	44,167	2,057,315	55,917	66,288
Capital Income Builder, Class R-6	1,329,386	42,720	—	—	115,841	1,487,947	42,720	—
						3,545,262
Balanced funds 13%
American Balanced Fund, Class R-6	2,350,316	38,094	—	—	249,757	2,638,167	38,095	—
American Funds Global Balanced Fund, Class R-6	1,297,288	20,588	—	—	182,655	1,500,531	20,588	—
						4,138,698
Fixed income funds 40%
The Bond Fund of America, Class R-6	2,156,407	197,773	—	—	38,534	2,392,714	63,353	—
American Funds Inflation Linked Bond Fund, Class R-6	2,042,686	378,171	—	—	(119,194)	2,301,663	132,127	—
Intermediate Bond Fund of America, Class R-6	1,592,025	144,253	—	—	7,018	1,743,296	43,260	—
American Funds Mortgage Fund, Class R-6	1,578,041	150,527	—	—	13,588	1,742,156	51,008	—
U.S. Government Securities Fund, Class R-6	1,419,117	79,118	—	—	(590)	1,497,645	37,894	—
American Funds Multi-Sector Income Fund, Class R-6	1,031,867	64,112	—	—	41,588	1,137,567	49,736	—
American Funds Strategic Bond Fund, Class R-6[2]	717,624	73,628	411	—	(14,514)	776,327	35,712	—
American High-Income Trust, Class R-6	500,719	114,115	—	—	13,299	628,133	27,753	—
Capital World Bond Fund, Class R-6[2]	567,533	12,350	11,764	4,066	44,079	616,264	586	—
						12,835,765
Total 100%				$(50,822)	$2,310,515	$32,383,886	$764,392	$263,593

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 18 of 25

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	18,842,716	$395,697
AMCAP Fund, Class R-6	7,233,374	273,855
		669,552
Growth-and-income funds 23%
American Mutual Fund, Class R-6	19,394,439	988,728
Capital World Growth and Income Fund, Class R-6	14,629,054	866,333
Washington Mutual Investors Fund, Class R-6	14,768,649	825,420
Fundamental Investors, Class R-6	7,097,183	499,145
The Investment Company of America, Class R-6	10,153,476	499,145
International Growth and Income Fund, Class R-6	1,418,558	50,472
		3,729,243
Equity-income funds 17%
The Income Fund of America, Class R-6	75,638,434	1,759,350
Capital Income Builder, Class R-6	14,572,031	956,654
		2,716,004
Balanced funds 12%
American Balanced Fund, Class R-6	42,980,833	1,339,713
American Funds Global Balanced Fund, Class R-6	19,069,940	672,787
		2,012,500
Fixed income funds 44%
The Bond Fund of America, Class R-6	113,043,397	1,277,391
American Funds Inflation Linked Bond Fund, Class R-6	140,120,335	1,276,496
Intermediate Bond Fund of America, Class R-6	77,388,796	953,430
American Funds Mortgage Fund, Class R-6	107,627,726	952,505
U.S. Government Securities Fund, Class R-6	65,533,546	788,369
American Funds Multi-Sector Income Fund, Class R-6	72,170,093	656,026
American High-Income Trust, Class R-6	53,773,827	496,870
American Funds Strategic Bond Fund, Class R-6	50,510,922	468,236
Capital World Bond Fund, Class R-6	19,829,945	322,832
		7,192,155
Total investment securities 100% (cost: $15,285,061,000)		16,319,454
Other assets less liabilities 0%		(2,594)
Net assets 100%		$16,316,860
American Funds Target Date Retirement Series — Page 19 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$388,275	$5,898	$68,002	$(6,514)	$76,040	$395,697	$5,898	$—
AMCAP Fund, Class R-6	291,026	1,585	78,281	(20,024)	79,549	273,855	1,586	—
						669,552
Growth-and-income funds 23%
American Mutual Fund, Class R-6	952,555	49,483	52,863	3,311	36,242	988,728	17,411	26,670
Capital World Growth and Income Fund, Class R-6	853,524	25,497	182,596	(26,215)	196,123	866,333	16,224	—
Washington Mutual Investors Fund, Class R-6	795,705	50,864	82,363	7,720	53,494	825,420	14,043	31,149
Fundamental Investors, Class R-6	480,395	21,259	81,522	1,571	77,442	499,145	7,216	11,287
The Investment Company of America, Class R-6	480,996	23,447	90,272	9,409	75,565	499,145	6,230	15,092
International Growth and Income Fund, Class R-6	65,675	2,013	31,624	4,763	9,645	50,472	1,209	805
						3,729,243
Equity-income funds 17%
The Income Fund of America, Class R-6	1,636,442	119,441	33,684	(1,124)	38,275	1,759,350	48,559	58,225
Capital Income Builder, Class R-6	881,336	27,650	28,191	617	75,242	956,654	27,650	—
						2,716,004
Balanced funds 12%
American Balanced Fund, Class R-6	1,277,295	20,059	88,354	(6,289)	137,002	1,339,713	20,060	—
American Funds Global Balanced Fund, Class R-6	633,088	9,493	55,840	(7,855)	93,901	672,787	9,493	—
						2,012,500
Fixed income funds 44%
The Bond Fund of America, Class R-6	1,232,622	49,794	28,561	(3,263)	26,799	1,277,391	34,996	—
American Funds Inflation Linked Bond Fund, Class R-6	1,234,382	153,979	43,446	(4,243)	(64,176)	1,276,496	77,812	—
Intermediate Bond Fund of America, Class R-6	924,988	45,429	22,186	(1,020)	6,219	953,430	24,385	—
American Funds Mortgage Fund, Class R-6	923,461	37,962	18,420	(1,787)	11,289	952,505	28,792	—
U.S. Government Securities Fund, Class R-6	770,576	29,980	12,657	(1,117)	1,587	788,369	20,177	—
American Funds Multi-Sector Income Fund, Class R-6	627,029	29,574	25,582	(576)	25,581	656,026	29,574	—
American High-Income Trust, Class R-6	475,957	23,871	14,604	(270)	11,916	496,870	23,871	—
American Funds Strategic Bond Fund, Class R-6[2]	455,765	24,341	3,389	(81)	(8,400)	468,236	22,377	—
Capital World Bond Fund, Class R-6[2]	304,376	6,567	14,111	928	25,072	322,832	149	—
						7,192,155
Total 100%				$(52,059)	$984,407	$16,319,454	$437,712	$143,228

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 20 of 25

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,576,038	$33,097
AMCAP Fund, Class R-6	476,910	18,056
		51,153
Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,134,980	312,761
Capital World Growth and Income Fund, Class R-6	4,409,633	261,138
Washington Mutual Investors Fund, Class R-6	3,980,248	222,456
The Investment Company of America, Class R-6	3,211,813	157,893
Fundamental Investors, Class R-6	1,694,520	119,176
		1,073,424
Equity-income funds 19%
The Income Fund of America, Class R-6	28,619,999	665,701
Capital Income Builder, Class R-6	4,831,769	317,206
		982,907
Balanced funds 11%
American Balanced Fund, Class R-6	12,297,919	383,326
American Funds Global Balanced Fund, Class R-6	6,025,696	212,587
		595,913
Fixed income funds 48%
The Bond Fund of America, Class R-6	38,902,442	439,598
Intermediate Bond Fund of America, Class R-6	33,173,533	408,698
American Funds Inflation Linked Bond Fund, Class R-6	44,203,102	402,690
American Funds Mortgage Fund, Class R-6	34,069,778	301,517
American Funds Multi-Sector Income Fund, Class R-6	22,988,842	208,968
American Funds Strategic Bond Fund, Class R-6	19,707,622	182,690
Short-Term Bond Fund of America, Class R-6	18,712,281	175,895
American High-Income Trust, Class R-6	17,154,530	158,508
Capital World Bond Fund, Class R-6	6,374,739	103,781
U.S. Government Securities Fund, Class R-6	6,362,753	76,544
		2,458,889
Total investment securities 100% (cost: $4,787,495,000)		5,162,286
Other assets less liabilities 0%		(794)
Net assets 100%		$5,161,492
American Funds Target Date Retirement Series — Page 21 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$43,193	$666	$17,435	$(1,487)	$8,160	$33,097	$666	$—
AMCAP Fund, Class R-6	21,963	99	7,954	(2,556)	6,504	18,056	98	—
						51,153
Growth-and-income funds 21%
American Mutual Fund, Class R-6	302,908	17,059	19,824	1,609	11,009	312,761	5,513	8,449
Capital World Growth and Income Fund, Class R-6	251,246	7,513	48,082	(5,713)	56,174	261,138	4,816	—
Washington Mutual Investors Fund, Class R-6	223,134	13,901	31,347	4,929	11,839	222,456	3,886	8,614
The Investment Company of America, Class R-6	152,650	7,345	29,074	3,150	23,822	157,893	1,978	4,773
Fundamental Investors, Class R-6	122,728	4,921	27,965	5,375	14,117	119,176	1,811	2,835
						1,073,424
Equity-income funds 19%
The Income Fund of America, Class R-6	640,569	42,798	31,912	(4)	14,250	665,701	18,469	22,266
Capital Income Builder, Class R-6	302,576	10,048	21,149	1,267	24,464	317,206	9,265	—
						982,907
Balanced funds 11%
American Balanced Fund, Class R-6	378,365	6,905	40,199	(2,923)	41,178	383,326	5,843	—
American Funds Global Balanced Fund, Class R-6	200,354	3,128	18,069	(2,582)	29,756	212,587	3,002	—
						595,913
Fixed income funds 48%
The Bond Fund of America, Class R-6	418,159	14,021	331	(46)	7,795	439,598	11,958	—
Intermediate Bond Fund of America, Class R-6	376,839	31,508	1,374	15	1,710	408,698	10,220	—
American Funds Inflation Linked Bond Fund, Class R-6	390,646	38,177	4,486	(467)	(21,180)	402,690	24,512	—
American Funds Mortgage Fund, Class R-6	294,023	9,150	4,652	(433)	3,429	301,517	9,150	—
American Funds Multi-Sector Income Fund, Class R-6	199,780	9,434	8,212	(161)	8,127	208,968	9,434	—
American Funds Strategic Bond Fund, Class R-6[2]	171,623	14,524	98	—	(3,359)	182,690	8,478	—
Short-Term Bond Fund of America, Class R-6	139,988	36,222	—	—	(315)	175,895	3,791	—
American High-Income Trust, Class R-6	153,978	7,684	6,871	(521)	4,238	158,508	7,684	—
Capital World Bond Fund, Class R-6[2]	97,319	2,104	3,931	403	7,886	103,781	69	—
U.S. Government Securities Fund, Class R-6	103,169	2,295	30,024	(3,507)	4,611	76,544	2,295	—
						2,458,889
Total 100%				$(3,652)	$254,215	$5,162,286	$142,938	$46,937

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 22 of 25

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	4,164,110	$212,286
Washington Mutual Investors Fund, Class R-6	2,900,432	162,105
Capital World Growth and Income Fund, Class R-6	2,397,914	142,005
The Investment Company of America, Class R-6	2,480,145	121,924
Fundamental Investors, Class R-6	734,283	51,642
		689,962
Equity-income funds 24%
The Income Fund of America, Class R-6	29,077,295	676,338
Capital Income Builder, Class R-6	4,185,155	274,755
		951,093
Balanced funds 10%
American Balanced Fund, Class R-6	9,135,231	284,745
American Funds Global Balanced Fund, Class R-6	2,948,099	104,009
		388,754
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	33,687,792	415,034
The Bond Fund of America, Class R-6	33,990,061	384,088
American Funds Inflation Linked Bond Fund, Class R-6	31,492,863	286,900
Short-Term Bond Fund of America, Class R-6	30,307,907	284,894
American Funds Mortgage Fund, Class R-6	29,733,620	263,142
American Funds Strategic Bond Fund, Class R-6	16,716,734	154,964
American Funds Multi-Sector Income Fund, Class R-6	14,788,662	134,429
American High-Income Trust, Class R-6	4,091,742	37,808
Capital World Bond Fund, Class R-6	1,537,904	25,037
		1,986,296
Total investment securities 100% (cost: $3,851,750,000)		4,016,105
Other assets less liabilities 0%		(581)
Net assets 100%		$4,015,524
American Funds Target Date Retirement Series — Page 23 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$211,781	$14,197	$22,412	$460	$8,260	$212,286	$3,831	$5,887
Washington Mutual Investors Fund, Class R-6	157,243	14,714	22,170	974	11,344	162,105	2,764	6,137
Capital World Growth and Income Fund, Class R-6	149,253	5,990	42,223	(138)	29,123	142,005	2,768	—
The Investment Company of America, Class R-6	118,285	8,370	25,780	1,312	19,737	121,924	1,528	3,685
Fundamental Investors, Class R-6	55,960	2,832	15,833	2,782	5,901	51,642	813	1,269
						689,962
Equity-income funds 24%
The Income Fund of America, Class R-6	628,579	72,603	39,816	(3,079)	18,051	676,338	18,455	21,835
Capital Income Builder, Class R-6	258,719	9,358	15,487	(618)	22,783	274,755	7,945	—
						951,093
Balanced funds 10%
American Balanced Fund, Class R-6	276,120	6,076	25,791	(1,871)	30,211	284,745	4,320	—
American Funds Global Balanced Fund, Class R-6	112,503	1,935	24,985	(2,765)	17,321	104,009	1,571	—
						388,754
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	394,003	32,880	13,883	(398)	2,432	415,034	10,421	—
The Bond Fund of America, Class R-6	370,578	19,236	12,754	(1,414)	8,442	384,088	10,467	—
American Funds Inflation Linked Bond Fund, Class R-6	284,962	26,033	8,442	(1,124)	(14,529)	286,900	17,907	—
Short-Term Bond Fund of America, Class R-6	261,574	31,864	8,353	(199)	8	284,894	6,445	—
American Funds Mortgage Fund, Class R-6	252,619	13,909	5,880	(763)	3,257	263,142	7,912	—
American Funds Strategic Bond Fund, Class R-6[2]	151,241	9,559	3,090	(146)	(2,600)	154,964	7,441	—
American Funds Multi-Sector Income Fund, Class R-6	131,973	6,111	8,943	(166)	5,454	134,429	6,112	—
American High-Income Trust, Class R-6	48,240	2,083	13,699	(1,030)	2,214	37,808	2,084	—
Capital World Bond Fund, Class R-6[2]	31,869	586	10,359	(1,040)	3,981	25,037	(170)	—
						1,986,296
Total 100%				$(9,223)	$171,390	$4,016,105	$112,614	$38,813

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 24 of 25

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
 July 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-850-0923O-S96424
American Funds Target Date Retirement Series — Page 25 of 25